Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 21, 2012
Entity Registrant Name	As Seen On TV, Inc.
Entity Central Index Key	0001432967
Entity Filer Category	Smaller Reporting Company